Apr. 10, 2023

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated April 10, 2023 to the Prospectus dated December 20, 2022 for the following series of the Trust

(the “Fund”):

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for the Fund:

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (II)

Share Class	Par Up Rate* (As of April 10, 2023)
Prior to Taking into Account Fund Fees and Expenses
Class 3	116.67%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	20%	14.23%